Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 4,825,591	$ 5,124,908
Other comprehensive (loss) income, net of tax:
Unrealized holding (loss) gain on available-for-sale securities arising during the period	(40,000)	88,478
Reclassification adjustment for gain realized in income	(17,502)	(27,838)
Unrealized (loss) gain during the year	(57,502)	60,640
Tax effect	19,551	(20,617)
Other comprehensive (loss) income, net of tax	(37,951)	40,023
Total comprehensive income	$ 4,787,640	$ 5,164,931